UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-5052

The Value Line New York Tax Exempt Trust
----------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

David T. Henigson
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(Name and address of agent for service)

Registrant's telephone number, including area code:  212-907-1500

Date of fiscal year end: January 31, 2005

Date of reporting period: April 30, 2005

Item 1: Schedule of Investments.

Value Line New York Tax Exempt Trust

Schedule of Investments (unaudited)                                                                                   April 30, 2005
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      Principal
       Amount                                                                                                    Rating      Value
------------------------------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL SECURITIES (91.2%)
                NEW YORK STATE (41.7%)
                Dormitory Authority, Revenue:
      $ 985,000     Albany Medical Center, Ser. A-1, FSA/FHA Insured, 5.00%, 8/15/18                               Aaa   $ 1,066,341
        500,000     Mental Health Services Facilities Improvement Revenue Bonds,
                       Ser. B, AMBAC Insured, 5.00%, 2/15/25                                                       Aaa       529,755
        970,000     Montefiore Medical Center, AMBAC/FHA Insured, 5.25%, 8/1/19                                    Aaa     1,020,789
        500,000     N.Y. Presbyterian Hospital, Ser. A, FHA/FSA Insured, 5.25%, 8/15/19                            Aaa       547,275
      1,000,000     St. Johns University, Ser. A, MBIA Insured, 5.00%, 7/1/17                                      Aaa     1,084,890
        300,000     White Plains Hospital Medical Center, FHA Insured, 4.625%, 2/15/18                            AAA*       313,353
        400,000 Energy Research & Development Authority, Revenue Bonds,
                    Pollution Control Electric & Gas Co., Ser. D, MBIA Insured, 4.10%, 12/1/15                     Aaa       402,892
        250,000 Housing Finance Agency Revenue Bonds, Multi-Family Secured Mortgage,
                    SONYMA Insured, 4.50%, 8/15/15                                                                 Aa1       257,863
        220,000 Housing Finance Agency, Personal Income Tax Revenue Bonds,
                       Ser. A, FGIC Insured, 5.00%, 9/15/26                                                        Aaa       232,458
                Mortgage Agency, Revenue Refunding, Homeowner Mortgage:
        750,000     Ser. 98, 5.05%, 10/1/17                                                                        Aa1       779,505
      1,000,000     Ser. 117, SONYMA Insured, 4.00%, 10/1/13                                                       Aa1       981,870
        270,000     Ser. 120, 4.45%, 10/1/19                                                                       Aa1       269,138
        100,000 Nassau County, General Improvement, Ser. C, FSA Insured, 5.125%, 1/1/14                            Aaa       109,920
        500,000 Nassau Health Care Corp., Revenue Bonds, Ser. B, FSA Insured, 5.00%, 8/1/13                        Aaa       548,570
        200,000 Rensselaer County, Industrial Development Revenue Bonds,
                    Franciscan Heights LP Project, Ser. A, SONYMA Insured, 5.375%, 12/1/25                         Aa1       212,060
        500,000 Syracuse, Housing Authority, Mortgage Revenue, Loretto Rest Home,
                    Ser. A, FHA Insured, 5.60%, 8/1/17                                                            AAA*       530,690
        500,000 Thruway Authority, Personal Income Tax Revenue Bonds,
                    Ser. A, 5.50%, 3/15/20                                                                         A1        550,365
      1,000,000 Urban Development Corp., Correctional & Youth Facility Service,
                    Revenue Bonds, Ser. A, 5.00%, 1/1/27                                                          AA-*     1,056,520
        200,000 Voorheesville, Central School District, General Obligations Unlimited,
                    FSA Insured, 5.00%, 6/15/17                                                                    Aaa       216,672
                                                                                                                         -----------
                TOTAL NEW YORK STATE                                                                                      10,710,926
                                                                                                                         -----------

                NEW YORK CITY (35.6%)
                General Obligation Unlimited:
        750,000     Ser. A, MBIA Insured, 5.25%, 11/1/16                                                           Aaa       824,033
      1,385,000     Ser. C, FSA Insured, 5.25%, 8/15/15                                                            Aaa     1,540,715
        700,000 Health & Hospital Corp., Health System Revenue Bonds,
                    Ser. A, AMBAC Insured, 5.25%, 2/15/22                                                          Aaa       763,931
        800,000 Housing Development Corp., Multi-Family Revenue Bonds,
                    Ser. H, 5.00%, 11/1/24                                                                         Aa2       803,600
                Metropolitan Transportation Authority, Revenue Bonds:
        500,000     Ser. A, AMBAC Insured, 5.00%, 11/15/12                                                         Aaa       551,540
        100,000     Ser. A, AMBAC Insured, 5.00%, 11/15/22                                                         Aaa       107,818
      1,500,000 Port Authority of New York & New Jersey, Revenue Bonds, AMBAC Insured, 5.00%, 12/15/21             Aaa     1,572,045
      2,175,000 Transit Authority Training Facilities Revenue, FSA Insured, 5.40%, 1/1/18                          Aaa     2,456,641
        500,000 Triborough Bridge & Tunnel Authority, General Purpose Revenue Bonds,
                    Ser. B, 5.00%, 11/15/22                                                                        Aa3       526,285
                                                                                                                         -----------
                TOTAL NEW YORK CITY                                                                                        9,146,608
                                                                                                                         -----------

                PUERTO RICO (9.5%)
        495,000 Industrial Tourist, Educational Medical and Environmental Control
                    Facilities Revenue Bonds, 6.625%, 6/1/26                                                      Baa3       537,125
                Public Buildings Authority, Government Facilities Revenue Bonds:
        355,000     Ser. C, Commonwealth Guaranteed, 5.50%, 7/1/16                                                Baa2       401,552
        350,000     Ser. J, AMBAC Insured, 5.00%, 7/1/36                                                           Aaa       385,361
      1,000,000 Public Finance Corp., Ser. A, FGIC Insured, 5.25%, 8/1/31                                          Aaa     1,109,180
                                                                                                                         -----------
                TOTAL PUERTO RICO                                                                                          2,433,218
                                                                                                                         -----------

                VIRGIN ISLANDS (4.4%)
      1,000,000 Public Finance Authority, Revenue, Gross Receipts Taxes,
                    Ser. A, 6.375%, 10/1/19                                                                       BBB*     1,139,020
                                                                                                                         -----------
                TOTAL VIRGIN ISLANDS

                TOTAL LONG-TERM MUNICIPAL SECURITIES                                                                      23,429,772
                    (Cost $22,718,093)                                                                                   -----------


                SHORT-TERM MUNICIPAL SECURITIES (7.2%)
        400,000 Energy Research & Development Authority, Revenue Bonds,
                    Consolidated Edison Co., Ser. C, LOC-Citibank, N.A., 3.03%, 11/1/39                          Aaa(2)      400,000
        500,000 New York City, General Obligation Unlimited, Ser. B-Sub Ser. B7, AMBAC Insured, 2.83%, 8/15/18  VMIG1(1)     500,000
        950,000 New York City Municipal Water Finance Authority, Water & Sewer
                    System Revenue Bonds, Ser. C, FGIC Insured, 2.83%, 6/15/22                                  VMIG1(1)     950,000
                                                                                                                         -----------
                TOTAL SHORT-TERM MUNICIPAL SECURITIES
                    (Cost $1,850,000)                                                                                      1,850,000
                                                                                                                         -----------
                TOTAL MUNICIPAL SECURITIES (98.4%)
                    (Cost $24,568,093)                                                                                    25,279,772
                                                                                                                         -----------
                CASH AND OTHER ASSETS IN EXCESS
                    OF LIABILITIES (1.6%)                                                                                    410,645
                                                                                                                         -----------

                NET ASSETS (100.0%)                                                                                      $25,690,417
                                                                                                                         ===========

                NET ASSET VALUE, OFFERING AND REDEMPTION
                    PRICE, PER OUTSTANDING SHARE
                    ($25,690,417/2,547,338)                                                                              $     10.09
                                                                                                                         ===========

Rated by Moody's Investors Service except for those marked by an asterisk (*) which are rated by Standard & Poor's.

(1) Variable rate demand notes are considered short-term obligations. Interest rates change every (1) 1 or (2) 7 days. These securities are payable on demand on interest rate refix dates and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of April 30, 2005.

                                                                    Total Net
                                                                    Unrealized
  Total Cost          Appreciation              Depreciation       Appreciation
--------------------------------------------------------------------------------
$24,568,093            $780,966                   $69,287            $711,679

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By     /s/ Jean B. Buttner
      --------------------------
      Jean B. Buttner, President

Date: 06/29/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Jean B. Buttner
      -------------------------------------------------------------------------
      Jean B. Buttner, President, Principal Executive Officer

By:   /s/ David T. Henigson
      -------------------------------------------------------------------------
      David T. Henigson, Vice President, Treasurer, Principal Financial Officer

Date: 06/29/2005